Variable interest entities	12 Months Ended
Dec. 31, 2024
Variable interest entities
Variable interest entities

2. Variable interest entities

Due to the restrictions imposed by PRC laws and regulations on foreign ownership of companies engaged in value-added telecommunication services and certain other internet-based businesses, the Group operates its platforms and other restricted business in the PRC through certain PRC domestic companies, whose equity interests are held by nominee shareholders including certain management members of the Group (“Nominee Shareholders”). The Company and its subsidiaries enter into a series of contractual agreements, including power of attorney, exclusive option agreements, exclusive business cooperation agreements, equity pledge agreements, and other operating agreements, with these PRC domestic companies and their respective Nominee Shareholders. These contractual agreements can be extended at the relevant PRC subsidiaries’ options prior to the expiration date. As a result, the Company (i) has the power to direct activities of the VIEs that most significantly impact their economic performance, (ii) has exposure or rights to variable returns from its involvement with the VIEs, and has the ability to use its power over the VIEs to affect the amount of the returns. Management concluded that these PRC domestic companies are accounted for as consolidated structured entities of the Company. As such, the Group consolidated the financial results of these PRC domestic companies and their subsidiaries in the Group’s consolidated financial statements under IFRS.

2. Variable interest entities (Continued)

The following is a summary of the major contractual agreements (collectively, “Contractual Agreements”) that the Company, through its subsidiaries, entered into with the PRC domestic companies and their respective Nominee Shareholders:

a Contractual agreements with VIEs

Power of Attorney

Pursuant to the power of attorney agreements among the Wholly Foreign Owned Enterprises (“WFOE”s), the VIEs and their respective Nominee Shareholders, each Nominee Shareholder of the VIEs irrevocably undertakes to appoint the WFOE, as the attorney-in-fact to exercise all of the rights as a shareholder of the VIEs, including, but not limited to, the right to convene and attend shareholders’ meeting, vote on any resolution that requires a shareholder vote, such as appoint or remove directors and other senior management, and other voting rights pursuant to the articles of association (subject to the amendments) of the VIEs. Each power of attorney agreement is irrevocable and remains in effect as long as the Nominee Shareholder continues to be a shareholder of the VIEs. Unless otherwise required by PRC Laws, none of the VIEs or their respective Nominee Shareholders can unilaterally terminate this agreement.

Exclusive Option Agreements

Pursuant to the exclusive option agreements among WFOEs, the VIEs and their respective Nominee Shareholders, the Nominee Shareholders granted WFOEs exclusive right to purchase, when and to the extent permitted under PRC law, all or part of the equity interests from shareholders of VIEs. The exercise price for the options to purchase all or part of the equity interests shall be the minimum amount of consideration permissible under then applicable PRC law. The agreements will remain effective until all the equity interest in VIEs held by their respective shareholders have been transferred or assigned to WFOEs and/or any other person designated by WFOEs, or remain effective for a specified period as agreed by the parties which can be extended unilaterally by WFOEs. Unless otherwise required by PRC Laws, the VIEs or their respective Nominee Shareholders shall not unilaterally terminate this agreement.

Exclusive Business Corporation Agreement

Pursuant to the exclusive business cooperation agreements among the WFOEs and the VIEs, respectively, the WFOEs have the exclusive right to provide the VIEs with services related to, among other things, comprehensive technical support, professional training, consulting, marketing and promotional services. Without prior written consent of the WFOEs, the VIEs agree not to directly or indirectly accept the same or any similar services provided by any others regarding the matters ascribed by the exclusive business cooperation agreements. The VIEs agree to pay the WFOEs services fees, which shall be determined by the WFOEs. The WFOEs have the exclusive ownership of intellectual property rights created as a result of the performance of the agreements. The agreements shall remain effective except that the WFOEs are entitled to terminate the agreements in writing. Unless otherwise required by PRC Laws, the VIEs shall not unilaterally terminate this agreement.

Equity Pledge Agreements

Pursuant to the equity pledge agreements among the WFOEs, the VIEs and their respective Nominee Shareholders, the Nominee Shareholders of the VIEs pledged all of their respective equity interests in the VIEs to the WFOEs as collaterals for performance of the obligations of the VIEs and their Nominee Shareholders under the exclusive business cooperation agreements, the power of attorney agreements, and the exclusive option agreements. The Nominee Shareholders of the VIEs also undertake that, during the term of the equity pledge agreements, unless otherwise approved by the WFOEs in writing, they will not transfer the pledged equity interests or create or allow any new pledge or other encumbrance on the pledged equity interests. These equity pledge agreements remain in force until VIEs and their respective Nominee Shareholders discharge all their obligations under the contractual agreements.

Spousal Consent Letters

Pursuant to the spousal consent letters, the spouses of some of the individual Nominee Shareholders of the VIEs unconditionally and irrevocably agree that the equity interest in the VIEs held by and registered in the name of his or her respective spouse will be disposed of pursuant to the relevant exclusive business cooperation agreements, equity pledge agreements, the exclusive option agreements and the power of attorney agreements, without his or her consent. In addition, each of them agrees not to assert any rights over the equity interest in the VIEs held by their respective spouses.

2. Variable interest entities (Continued)

b Risks in relation to the VIE structure

Part of the Group’s business is conducted through the VIEs of the Group, and their financial statements have been consolidated by the Company. The Company has concluded that (i) the ownership structure of the VIEs is not in violation of any applicable PRC laws or regulations currently in effect and (ii) each of the VIE Contractual Agreements is valid, binding and enforceable in accordance with their terms and applicable PRC laws or regulations currently in effect, and does not result in any violation of the applicable PRC laws or regulations currently in effect. However, the Group has been further advised by its PRC legal counsel that uncertainty remains because current PRC laws and regulations were recently promulgated and how they will be interpreted or implemented depends on the implementation rules to be promulgated by the relevant regulators, and further, that there are uncertainties due to possible future changes in PRC laws and regulations. As a result, the Company may be unable to consolidate the VIEs and VIEs’ subsidiaries in the consolidated financial statements.

On March 15, 2019, the National People’s Congress adopted the Foreign Investment Law of the PRC, which became effective on January 1, 2020, together with their implementation rules and ancillary regulations. The Foreign Investment Law does not explicitly classify contractual arrangements as a form of foreign investment, but it contains a catch-all provision under the definition of “foreign investment”, which includes investments made by foreign investors through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. It is unclear whether the Group’s corporate structure will be seen as violating the foreign investment rules as the Group is currently leveraging the contractual arrangements to operate certain business in which foreign investors are prohibited from or restricted to investing. If variable interest entities fall within the definition of foreign investment entities, the Group’s ability to use the contractual arrangements with its VIEs and the Group’s ability to conduct business through the VIEs could be severely limited.

If the PRC government otherwise finds that the Group in violation of any existing or future PRC laws or regulations or lacks the necessary permits or licenses to operate the business, the Group’s relevant PRC regulatory authorities would have discretion in dealing with such violation, including, without limitation:

●	revoking the business licenses and/or operating licenses of the Group’s PRC entities;
●	imposing fines;
●	confiscating any income that they deem to be obtained through illegal operations, or imposing other requirements with which the Group may not be able to comply;
●	discontinuing or placing restrictions or onerous conditions on the Group’s operations;
●	placing restrictions on the right to collect revenues;

2. Variable interest entities (Continued)

b Risks in relation to the VIE structure (Continued)

●	shutting down the Group’s servers or blocking the Group’s mobile app;
●	requiring the Group to restructure ownership structure or operations, including terminating the contractual arrangements with the VIEs and deregistering the equity pledges of the VIEs, which in turn would affect the ability to consolidate the financial results of and derive economic interests from the VIEs and their subsidiaries;
●	restricting or prohibiting the use of the proceeds from financing activities to finance the business and operations of the VIEs and their subsidiaries; or
●	taking other regulatory or enforcement actions that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs or the right to receive its economic benefits, the Group would no longer be able to consolidate the VIEs. The management believes that the likelihood for the Group to lose such ability is remote based on current facts and circumstances. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to rapidly evolve, it may lead to changes in PRC laws, regulations and policies or in the interpretation and application of existing laws, regulations and policies, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the Nominee Shareholders of the VIEs fail to perform their obligations under those arrangements. The enforceability, and therefore the benefits, of the contractual agreements between the Company and the VIEs depend on Nominee Shareholders enforcing the contracts. There is a risk that Nominee shareholders of VIEs, who in some cases are also shareholders of the Company may have conflict of interests with the Company in the future or fail to perform their contractual obligations. Given the significance and importance of the VIEs, there would be a significant negative impact to the Company if these contracts were not enforced.

The Group’s operations depend on the VIEs to honour their contractual agreements with the Group. The Company’s ability to direct activities of the VIEs that most significantly impact their economic performance and the Company’s right to receive the economic benefits that could potentially be significant to the VIEs depend on the authorization by the shareholders of the VIEs to exercise voting rights on all matters requiring shareholder approval in the VIEs. The Company believes that the agreements on authorization to exercise shareholder’s voting power are enforceable against each party thereto in accordance with their terms and applicable PRC laws or regulations currently in effect and the possibility that it will no longer be able to consolidate the VIEs as a result of the aforementioned risks and uncertainties is remote.

2. Variable interest entities (Continued)

c Summary financial information of the Group’s VIEs (inclusive of VIEs’ subsidiaries)

The following tables set forth the financial statements balances and amounts of the VIEs and their subsidiaries included in the consolidated financial statements after the elimination of intercompany balances and transactions among VIEs and their subsidiaries within the Group.

	As of January 1,	As of December 31,
	2022	2022	2023	2024
	RMB	RMB	RMB	RMB
Property and equipment	346,662	271,678	283,793	163,307
Intangible assets	514,838	462,485	449,509	421,566
Treasury investments	4,486,675	3,933,042	2,636,525	3,807,688
Investments accounted for using the equity method	2,146,696	2,258,191	2,477,462	2,479,867
Other financial investments measured at fair value through profit or loss	1,512,921	1,603,600	1,087,494	1,225,044
Other financial investments measured at fair value through other comprehensive income	381,908	423,558	414,773	496,472
Accounts receivable	1,716,701	1,386,950	2,091,011	2,318,179
Amounts due from the Company and its subsidiaries	20,730,377	29,306,180	25,637,023	31,467,731
Restricted cash	108,223	739,355	1,137,507	1,559,177
Cash and cash equivalents	18,499,058	5,558,835	14,631,898	3,981,383
Other assets	2,664,412	3,443,195	3,964,380	8,190,767
Total assets	53,108,471	49,387,069	54,811,375	56,111,181
Shareholders’ deficit of VIEs	(16,430,915)	(22,216,875)	(21,029,871)	(22,135,916)
Borrowings	824,964	199,807	3,496,853	3,440,561
Lease liabilities	241,202	276,526	105,645	103,282
Accounts and notes payable	3,717,589	2,706,322	4,490,690	4,372,876
Amounts due to the Company and its subsidiaries	58,675,506	63,721,621	61,319,852	63,177,051
Other liabilities	6,080,125	4,699,668	6,428,206	7,153,327
Total liabilities	69,539,386	71,603,944	75,841,246	78,247,097
Total liabilities and shareholders’ deficit of VIEs	53,108,471	49,387,069	54,811,375	56,111,181

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Total revenues	132,237,619	181,926,012	192,643,797
Profit (loss) for the year	(338,225)	1,079,592	546,030
Net cash provided by (used in) operating activities	3,381,219	16,513,314	1,115,983
Net cash provided by (used in) investing activities	400,365	1,202,359	(7,608,750)
Net cash provided by (used in) financing activities	(16,721,807)	(8,642,610)	(4,157,748)

The Company considers that there are no assets in the VIEs that can be used only to settle obligations of the VIEs, except for the registered capital of the VIEs amounting to approximately RMB13,444,434, RMB14,357,869, RMB13,202,870 and RMB19,101,737 as of January 1, 2022, December 31, 2022, 2023 and 2024, as well as certain non - distributable statutory reserves amounting to approximately RMB23,808, RMB64,034, RMB89,487 and RMB130,411 as of January 1, 2022, December 31, 2022, 2023 and 2024. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors normally do not have recourse to the general credit of the Company for the liabilities of the VIEs. There is currently no contractual arrangement that would force the Company to provide additional financial support to the VIEs. As the Group is conducting certain business in the PRC through the VIEs, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

2. Variable interest entities (Continued)

c Summary financial information of the Group’s VIEs (inclusive of VIEs’ subsidiaries) (Continued)

The VIEs hold assets with no carrying value in the consolidated balance sheet that are important to the Company’s ability to produce revenue (referred to as unrecognized revenue - producing assets). Unrecognized revenue - producing assets held by the VIEs include online ride hailing operation permits for certain cities, Internet Content Provision License (“ICP licenses”), certain value - added telecommunications service licenses such as internet data center services license, the domain names of didiglobal.com and so on.

Recognized revenue - producing assets including non - compete agreements, patents and trademark which were acquired through the previous acquisitions are held by WFOEs or other subsidiaries.